Average Annual Total Returns - Disciplined Value Series	Mar. 01, 2021
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.80%
5 Years	9.74%
10 Years	10.50%
CLASS I
Average Annual Return:
1 Year	2.49%
5 Years	11.69%
10 Years	11.14%
CLASS I | After Taxes on Distributions
Average Annual Return:
1 Year	1.95%
5 Years	9.21%
10 Years	9.13%
CLASS I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.76%
5 Years	8.90%
10 Years	8.77%
CLASS S
Average Annual Return:
1 Year	2.28%
5 Years	11.43%
10 Years	10.86%
CLASS Z
Average Annual Return:
1 Year	2.62%
5 Years	11.73%
10 Years	11.17%
CLASS W
Average Annual Return:
1 Year	2.79%
5 Years	11.85%
10 Years	11.23%